Annual Fund Operating Expenses - First Trust Nasdaq-100 Select Equal Weight ETF - First Trust Nasdaq-100 Select Equal Weight ETF	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.55%

[1]	"Management Fees" and "Other Expenses" have been restated to reflect current fees.